SCHEDULE OF PARENT COMPANY STATEMENTS OF CASH FLOWS (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities
Net loss	$ (583,299)	$ (1,125,915)
Adjustments to reconcile net loss to net cash used in operating activities:
Other payables and other current liabilities	451,476	329,605
Net cash (used in) provided by operating activities	(1,497,976)	258,431
Cash flows from investing activities
Loans to third parties	(29,877,077)	(4,515,050)
Proceeds from repayment of loans receivable from third parties	1,000,000
Net cash used in investing activities	(29,373,192)	(4,532,991)
Cash flows from financing activities
Net proceeds from initial public offering		5,227,732
Net cash provided by financing activities	30,580,827	5,236,406
Net (decrease) increase in cash and restricted cash	(277,870)	959,397
Cash and restricted cash at the beginning of the period	1,079,565	230,997
Total cash and restricted cash per the statements of cash flows	801,695	1,190,394
Parent Company [Member]
Cash flows from operating activities
Net loss	(581,931)	(1,125,038)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in loss of subsidiaries	113,231	822,474
Other receivables	(104,816)	(36,999)
Other payables and other current liabilities	105,000	(23,750)
Net cash (used in) provided by operating activities	(468,516)	(363,313)
Cash flows from investing activities
Loans to third parties		(4,515,050)
Proceeds from repayment of loans receivable from third parties	1,000,000
Purchases of long-term investments	(200,000)	(202,000)
Net cash used in investing activities	800,000	(4,717,050)
Cash flows from financing activities
Net proceeds from initial public offering		5,327,949
Net cash provided by financing activities		5,327,949
Net (decrease) increase in cash and restricted cash	331,484	247,586
Cash and restricted cash at the beginning of the period	595
Total cash and restricted cash per the statements of cash flows	$ 332,079	$ 247,586